LONG TERM DEBT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Debt Instrument [Line Items]
Other long term debt	$ 8		$ 20
Less - Current maturities (included under “short-term debt”)	0		(1,055)
Long-term Debt, Total	490		2,274
Loans from banks in USD, Interest rate	3.70%	[1]
Loan from banks and other in NIS, Interest rate Maximum	5.90%
Loan from banks and other in NIS, Interest rate Minimum	4.10%
United States of America, Dollars [Member]
Debt Instrument [Line Items]
Loans from banks	0	[1]	2,904	[1]
Israel, New Shekels [Member]
Debt Instrument [Line Items]
Loans from banks	$ 481		$ 405

[1]	Loan from a US bank, received on November 2013 in the amount of $3,000, paid monthly in equal payment, for a period of 36 months bearing interest of Libor+3.5%. The loan agreement contains various covenants which require us to maintain certain financial ratios. The Company has met the financial ratios as of December 31, 2013. During 2014 the company repaid the loan.